Document and Entity Information Document	Jun. 23, 2022
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MCD
Security Exchange Name	NYSE
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment to include adjustments to compensation in connection with CFO Appointment
Document Period End Date	Jun. 23, 2022
Entity Registrant Name	MCDONALDS CORP
Entity Central Index Key	0000063908
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5231
Entity Tax Identification Number	36-2361282
Entity Address, Address Line 1	110 North Carpenter Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal ZIP Code	60607
City Area Code	630
Local Phone Number	623-3000
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false